Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	10,836,207	17,250,000
Diluted net income per common share	$ 0.25	$ 0.27
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,072,688	4,312,500
Diluted net income per common share	$ 0.25	$ 0.27